SCHEDULE OF WARRANT LIABILITIES (Details) - USD ($)					12 Months Ended
	Aug. 29, 2022	Aug. 18, 2022	Aug. 18, 2022	Jun. 16, 2022	Dec. 31, 2022	May 23, 2022	Jan. 24, 2022	Dec. 31, 2021
Issuance of Warrant					$ 1,389,643
Warrant [Member]
Warrant shares exercised	$ (445,524)	$ (915,799)		$ (119,343)
Warrant exercised, shares	90,000		185,000	50,000
Change in fair value of warrant liabilities for the year					(2,878,660)
Balance as of December 31, 2022					$ 1,389,643
Warrant [Member] | Initial Warrant [Member]
Issuance of Warrant							$ 915,644
Warrant [Member] | Second Warrant [Member]
Issuance of Warrant						$ 4,833,325